Right-of-use asset and lease liability (Details 2) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	R$ 411,918
Imputed interest	(177,697)
Lease liabilities balance	234,221
2027
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	61,057
2028
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	39,721
2029
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	21,378
2030
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	20,948
2031
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	20,668
After 2031
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted amounts	R$ 248,146